Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Advances to supplier-a related party		$ 916
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 1,100,577
Mr. Hengfang Li [Member]
Related Party Transaction [Line Items]
Relationship to the Company	[1]	Chief Executive Officer and Chairman of the board of directors of ReTo prior to May 25, 2025, shareholder of the Company
Due from related parties				24,048
Due to related parties		$ 470,165
Mr. Xiaojun Zou [Member]
Related Party Transaction [Line Items]
Relationship to the Company		Chief Executive Officer and Chairman of Dirong
Due to related parties		$ 18,868
Mr. Lap Cheong Chan [Member]
Related Party Transaction [Line Items]
Relationship to the Company		A shareholder of MMB and Reto
Due to related parties		$ 611,544
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company		Mr. Hengfang Li is the Chairman of the board of directors of Shexian Ruibo
Shexian Ruida Environmental Science and Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company		An entity controlled by Shexian Ruibo
Q Green Techcon Private Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company		A non-controlling shareholder of disposed subsidiary
Sales to related party			$ 218,631
Shexian Ruida [Member]
Related Party Transaction [Line Items]
Advances to supplier-a related party		916
Shexian Ruibo [Member]
Related Party Transaction [Line Items]
Accounts payable- a related party		$ 4,193

[1]	On May 25, 2025, Mr. Hengfang Li resigned as the Chief Executive Officer and a director of the Company.